Derivative Financial Instruments and Risk Management (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value
Asset Fair Value	$ 238	$ 255	$ 217
Liability Fair Value	(15)	(23)	(28)
Designated derivatives
Derivatives, Fair Value
Asset (Liability) Fair Value	218	242	193
Designated derivatives | Interest rate contracts | Other assets
Derivatives, Fair Value
Asset Fair Value	226	248	211
Designated derivatives | Interest rate contracts | Accrued expenses
Derivatives, Fair Value
Liability Fair Value	(8)	(6)	(18)
Undesignated derivatives
Derivatives, Fair Value
Asset (Liability) Fair Value	5	(10)	(4)
Undesignated derivatives | Interest rate contracts | Other assets
Derivatives, Fair Value
Asset Fair Value	2	0	0
Undesignated derivatives | Interest rate contracts | Accrued expenses
Derivatives, Fair Value
Liability Fair Value	(1)	(1)	(1)
Undesignated derivatives | Foreign exchange contracts | Other assets
Derivatives, Fair Value
Asset Fair Value	10	7	6
Undesignated derivatives | Foreign exchange contracts | Accrued expenses
Derivatives, Fair Value
Liability Fair Value	(5)	(16)	(9)
Undesignated derivatives | Cross currency contracts | Accrued expenses
Derivatives, Fair Value
Liability Fair Value	$ (1)	$ 0	$ 0